GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 85.9%
	Energy and Energy Services — 34.0%
118,500	Anadarko Petroleum Corp.(a)	$5,389,380
88,000	Apache Corp.(a)	3,050,080
103,375	Baker Hughes, a GE Company(a)	2,865,555
317,000	BP plc, ADR(a)	13,859,240
140,000	Cabot Oil & Gas Corp.(a)	3,654,000
175,500	Chevron Corp.(a)	21,618,090
25,000	Cimarex Energy Co.	1,747,500
45,500	Concho Resources Inc.(a)	5,048,680
89,500	ConocoPhillips(a)	5,973,230
100,000	Devon Energy Corp.(a)	3,156,000
32,000	Diamondback Energy Inc.	3,248,960
300,000	Eni SpA	5,301,640
100,500	EOG Resources Inc.(a)	9,565,590
402,500	Exxon Mobil Corp.(a)	32,522,000
198,500	Halliburton Co.(a)	5,816,050
31,000	Helmerich & Payne Inc.(a)	1,722,360
25,000	Hess Corp.(a)	1,505,750
40,000	HollyFrontier Corp.(a)	1,970,800
410,008	Kinder Morgan Inc.(a)	8,204,260
197,000	Marathon Oil Corp.(a)	3,291,870
205,994	Marathon Petroleum Corp.(a)	12,328,741
110,254	Noble Energy Inc.	2,726,582
90,000	Occidental Petroleum Corp.(a)	5,958,000
61,800	ONEOK Inc.(a)	4,316,112
84,000	Phillips 66(a)	7,994,280
32,600	Pioneer Natural Resources Co.(a)	4,964,328
786,000	Royal Dutch Shell plc, Cl. A	24,707,742
220,966	Schlumberger Ltd.(a)	9,627,489
170,000	Suncor Energy Inc.(a)	5,513,100
120,000	Sunoco LP(a)	3,739,200
100,000	TechnipFMC plc(a)	2,352,000
250,000	The Williams Companies Inc.(a)	7,180,000
291,000	TOTAL SA, ADR(a)	16,194,150
98,500	Valero Energy Corp.(a)	8,355,755

		255,468,514

	Metals and Mining — 51.9%
658,000	Agnico Eagle Mines Ltd.(a)	28,623,000
566,200	Alacer Gold Corp.†	1,538,000
3,881,692	Alamos Gold Inc., New York, Cl. A(a)	19,718,995
449,100	AngloGold Ashanti Ltd., ADR	5,883,210
150,180	Antofagasta plc	1,889,524
3,900,500	B2Gold Corp.†	10,960,405
2,943,504	Barrick Gold Corp.(a)	40,355,440
2,400,000	Belo Sun Mining Corp.†	529,801
115,100	BHP Group Ltd., ADR	6,292,517
3,600,000	Centamin plc	4,177,759
1,725,000	Continental Gold Inc.†	3,730,497
1,320,000	Detour Gold Corp.†	12,386,575
362,000	Endeavour Mining Corp.†	5,433,996
1,625,000	Evolution Mining Ltd.	4,223,027

Shares		Market Value
450,000	Fortuna Silver Mines Inc.†	$1,507,500
397,800	Franco-Nevada Corp.(a)	29,854,890
1,596,636	Fresnillo plc	18,108,711
1,206,400	Goldcorp Inc.(a)	13,801,216
2,840,000	Harmony Gold Mining Co. Ltd., ADR†	5,396,000
3,676,832	Hochschild Mining plc	9,893,895
310,000	Kirkland Lake Gold Ltd.	9,427,470
40,000	Labrador Iron Ore Royalty Corp.	879,410
161,000	MAG Silver Corp., New York†(b)(c)	1,716,260
320,000	MAG Silver Corp., Toronto†	3,411,200
615,025	Newcrest Mining Ltd.	11,205,756
606,000	Newmont Mining Corp.(a)	21,676,620
410,015	Northern Dynasty Minerals Ltd.†	246,829
758,850	Northern Star Resources Ltd.	4,822,457
4,160,000	OceanaGold Corp.	13,074,419
1,060,000	Osisko Gold Royalties Ltd.	11,906,013
100,000	Pan American Silver Corp.	1,325,000
715,000	Pretium Resources Inc.†	6,120,400
400,000	Rio Tinto plc, ADR(a)	23,540,000
266,000	Royal Gold Inc.(a)	24,187,380
850,000	SEMAFO Inc.†	2,359,786
669,000	Torex Gold Resources Inc.†	8,420,384
600,000	Wesdome Gold Mines Ltd.†	1,894,713
839,000	Wheaton Precious Metals Corp.(a)	19,984,980

		390,504,035

	TOTAL COMMON STOCKS	645,972,549

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	80,910

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,546,571
250,000	Pretium Resources Inc., 2.250%, 03/15/22	235,325

		1,781,896

	TOTAL CONVERTIBLE CORPORATE BONDS	1,781,896

	CORPORATE BONDS — 1.1%
	Energy and Energy Services — 0.3%
1,000,000	CNX Resources Corp., 5.875%, 04/15/22	1,002,500
1,000,000	The Williams Companies Inc., 7.875%, 09/01/21	1,105,598

		2,108,098

	Metals and Mining — 0.8%
2,600,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	2,551,120
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(c)	2,035,000

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$ 2,000,000	New Gold Inc., 6.250%, 11/15/22(c)	$1,770,000

		6,356,120

	TOTAL CORPORATE BONDS	8,464,218

	U.S. GOVERNMENT OBLIGATIONS — 12.8%
96,563,000	U.S. Treasury Bills, 2.339% to 2.511%††, 04/25/19 to 08/29/19(d)	96,194,670

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $910,785,575)	$752,494,243

(a)	Securities, or a portion thereof, with a value of $368,725,913 were deposited with the broker as collateral for options written.
(b)

At March 31, 2019, the Fund held an investment in a restricted and illiquid security amounting to $1,716,260 or 0.23% of total investments before options written, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	03/31/19 Carrying Value Per Share
161,000	MAG Silver Corp., New York	11/17/17	$1,685,670	$10.6600

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $8,072,380 or 1.07% of total investments before options written.

(d)	At March 31, 2019, $31,000,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
United States	44.5%	$335,042,579
Canada	32.0	241,095,621
Europe	12.0	90,132,531
Asia/Pacific	5.3	39,618,176
Latin America	4.7	35,326,126
South Africa	1.5	11,279,210

Total Investments — Long Positions	100.0%	$752,494,243

Short Positions
United States	(5.0)%	$(37,790,939)
Canada	(0.8)	(6,010,663)
Europe	(0.1)	(951,535)
Asia/Pacific	(0.1)	(209,475)

Total Investments — Short Positions	(6.0)%	$(44,962,612)

*	Total investments exclude options written.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

As of March 31, 2019, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,190	USD	5,176,500	USD	39.00	05/17/19	$595,037
Agnico Eagle Mines Ltd.	Pershing LLC	1,055	USD	4,589,250	USD	47.00	06/21/19	101,644
Agnico Eagle Mines Ltd.	Pershing LLC	1,190	USD	5,176,500	USD	45.00	08/16/19	275,782
Agnico Eagle Mines Ltd.	Pershing LLC	2,000	USD	8,700,000	USD	41.00	09/20/19	955,389
Anadarko Petroleum Corp.	Pershing LLC	385	USD	1,750,980	USD	47.50	05/17/19	66,577
Anadarko Petroleum Corp.	Pershing LLC	500	USD	2,274,000	USD	50.00	08/16/19	110,727
Anadarko Petroleum Corp.	Pershing LLC	300	USD	1,364,400	USD	52.50	09/20/19	55,755
Antofagasta plc	Morgan Stanley	150	GBP	1,449,000	GBp	880.00	06/21/19	168,131
Apache Corp.	Pershing LLC	440	USD	1,525,040	USD	37.00	06/21/19	57,315
Apache Corp.	Pershing LLC	440	USD	1,525,040	USD	35.00	07/19/19	102,660
B2Gold Corp.	Pershing LLC	6,500	USD	1,826,500	USD	3.50	06/21/19	106,677
B2Gold Corp.	Pershing LLC	12,400	USD	3,484,400	USD	3.00	07/19/19	451,204
B2Gold Corp.	Pershing LLC	12,500	USD	3,512,500	USD	3.15	09/20/19	532,516
B2Gold Corp.	Pershing LLC	6,500	USD	1,826,500	USD	3.25	10/18/19	285,211
Baker Hughes, a GE Company	Pershing LLC	520	USD	1,441,440	USD	25.00	07/19/19	180,466
Baker Hughes, a GE Company	Pershing LLC	514	USD	1,424,808	USD	29.50	10/18/19	85,818
Barrick Gold Corp.	Pershing LLC	680	USD	932,280	USD	87.50	06/21/19	307,997
Barrick Gold Corp.	Pershing LLC	700	USD	959,700	USD	90.00	06/21/19	254,648
Barrick Gold Corp.	Pershing LLC	8,578	USD	11,760,438	USD	14.00	08/16/19	715,894
Barrick Gold Corp.	Pershing LLC	2,400	USD	3,290,400	USD	13.00	09/20/19	356,265
BHP Group Ltd., ADR	Pershing LLC	576	USD	3,148,992	USD	52.50	08/16/19	268,523
BHP Group Ltd., ADR	Pershing LLC	575	USD	3,143,525	USD	53.00	01/17/20	302,796
BP plc, ADR	Pershing LLC	1,110	USD	4,852,920	USD	42.00	04/19/19	216,422
BP plc, ADR	Pershing LLC	575	USD	2,513,900	USD	44.00	06/21/19	69,484
BP plc, ADR	Pershing LLC	285	USD	1,246,020	USD	45.00	06/21/19	22,676
BP plc, ADR	Pershing LLC	1,200	USD	5,246,400	USD	40.00	07/19/19	485,640
Cabot Oil & Gas Corp.	Pershing LLC	700	USD	1,827,000	USD	24.00	07/19/19	206,686
Chevron Corp.	Pershing LLC	600	USD	7,390,800	USD	125.00	05/17/19	115,935
Chevron Corp.	Pershing LLC	475	USD	5,851,050	USD	110.00	06/21/19	640,453
Chevron Corp.	Pershing LLC	680	USD	8,376,240	USD	119.00	08/16/19	485,238
Concho Resources Inc.	Pershing LLC	120	USD	1,331,520	USD	137.00	08/16/19	21,801
ConocoPhillips	Pershing LLC	273	USD	1,822,002	USD	70.00	05/17/19	29,545

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
ConocoPhillips	Pershing LLC	415	USD	2,769,710	USD	62.50	06/21/19	$246,438
ConocoPhillips	Pershing LLC	200	USD	1,334,800	USD	70.00	08/16/19	54,055
Diamondback Energy Inc.	Pershing LLC	160	USD	1,624,480	USD	105.00	07/19/19	100,136
Eni SpA	Morgan Stanley	300	EUR	2,363,100	EUR	15.50	06/21/19	76,277
Eni SpA	Morgan Stanley	300	EUR	2,363,100	EUR	15.00	07/19/19	137,029
Eni SpA	Morgan Stanley	300	EUR	2,363,100	EUR	15.50	09/20/19	117,298
Evolution Mining Ltd.	The Goldman Sachs Group, Inc.	12,000	AUD	4,392,000	AUD	3.75	07/19/19	209,475
Exxon Mobil Corp.	Pershing LLC	700	USD	5,656,000	USD	80.00	04/19/19	112,537
Exxon Mobil Corp.	Pershing LLC	1,150	USD	9,292,000	USD	75.00	06/21/19	713,504
Exxon Mobil Corp.	Pershing LLC	775	USD	6,262,000	USD	75.00	07/19/19	514,640
Exxon Mobil Corp.	Pershing LLC	350	USD	2,828,000	USD	80.00	08/16/19	109,009
Exxon Mobil Corp.	Pershing LLC	1,050	USD	8,484,000	USD	82.00	08/16/19	225,389
Franco-Nevada Corp.	Pershing LLC	1,450	USD	10,882,250	USD	77.50	04/19/19	83,782
Franco-Nevada Corp.	Pershing LLC	650	USD	4,878,250	USD	70.00	07/19/19	444,058
Franco-Nevada Corp.	Pershing LLC	550	USD	4,127,750	USD	76.00	07/19/19	180,523
Franco-Nevada Corp.	Pershing LLC	1,328	USD	9,966,640	USD	72.00	09/20/19	855,506
Goldcorp Inc.	Pershing LLC	1,616	USD	1,848,704	USD	11.00	06/21/19	135,333
Halliburton Co.	Pershing LLC	675	USD	1,977,750	USD	32.50	06/21/19	38,926
Halliburton Co.	Pershing LLC	1,310	USD	3,838,300	USD	30.00	07/19/19	218,169
Helmerich & Payne Inc.	Pershing LLC	160	USD	888,960	USD	52.50	05/17/19	65,737
Helmerich & Payne Inc.	Pershing LLC	150	USD	833,400	USD	50.00	09/20/19	112,201
Hess Corp.	Pershing LLC	170	USD	1,023,910	USD	58.00	06/21/19	89,422
HollyFrontier Corp.	Pershing LLC	200	USD	985,400	USD	60.00	09/20/19	20,217
HollyFrontier Corp.	Pershing LLC	200	USD	985,400	USD	55.00	01/17/20	65,693
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,801,400	USD	18.00	05/17/19	272,156
Kinder Morgan Inc.	Pershing LLC	1,400	USD	2,801,400	USD	20.00	07/19/19	114,282
Kinder Morgan Inc.	Pershing LLC	1,300	USD	2,601,300	USD	20.00	09/20/19	126,873
Marathon Oil Corp.	Pershing LLC	985	USD	1,645,935	USD	18.00	07/19/19	74,468
Marathon Petroleum Corp.	Pershing LLC	735	USD	4,398,975	USD	65.00	06/21/19	87,255
Marathon Petroleum Corp.	Pershing LLC	690	USD	4,129,650	USD	67.50	07/19/19	70,148
Marathon Petroleum Corp.	Pershing LLC	350	USD	2,094,750	USD	67.50	08/16/19	48,176
Marathon Petroleum Corp.	Pershing LLC	285	USD	1,705,725	USD	67.50	09/20/19	47,206
Newmont Mining Corp.	Pershing LLC	1,350	USD	4,828,950	USD	35.00	06/21/19	290,265
Newmont Mining Corp.	Pershing LLC	835	USD	2,986,795	USD	35.00	08/16/19	227,808
Newmont Mining Corp.	Pershing LLC	835	USD	2,986,795	USD	36.00	08/16/19	184,025
Noble Energy Inc.	Pershing LLC	553	USD	1,367,569	USD	25.00	05/17/19	71,043
Noble Energy Inc.	Pershing LLC	550	USD	1,360,150	USD	25.00	08/16/19	124,986

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	Pershing LLC	300	USD	1,986,000	USD	65.00	04/19/19	$61,291
Occidental Petroleum Corp.	Pershing LLC	265	USD	1,754,300	USD	67.50	07/19/19	67,672
Occidental Petroleum Corp.	Pershing LLC	100	USD	662,000	USD	67.50	08/16/19	29,922
Occidental Petroleum Corp.	Pershing LLC	235	USD	1,555,700	USD	70.00	08/16/19	46,067
ONEOK Inc.	Pershing LLC	300	USD	2,095,200	USD	62.50	04/19/19	221,668
ONEOK Inc.	Pershing LLC	310	USD	2,165,040	USD	60.00	07/19/19	310,512
Phillips 66	Pershing LLC	210	USD	1,998,570	USD	90.00	05/17/19	129,515
Phillips 66	Pershing LLC	315	USD	2,997,855	USD	97.50	08/16/19	129,558
Phillips 66	Pershing LLC	315	USD	2,997,855	USD	97.50	09/20/19	137,785
Pretium Resources Inc.	Pershing LLC	3,150	USD	2,696,400	USD	10.00	11/15/19	263,058
Pretium Resources Inc.	Pershing LLC	2,000	USD	1,712,000	USD	9.00	12/20/19	257,083
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,885,000	USD	50.00	04/19/19	895,346
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,885,000	USD	50.00	07/19/19	975,273
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,885,000	USD	60.00	08/16/19	244,000
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	5,885,000	USD	52.50	09/20/19	739,771
Royal Dutch Shell plc	Morgan Stanley	295	GBP	7,119,825	GBp	2,450.00	04/19/19	90,481
Royal Dutch Shell plc	Morgan Stanley	290	GBP	6,999,150	GBp	2,500.00	06/21/19	135,489
Royal Dutch Shell plc	Morgan Stanley	201	GBP	4,851,135	GBp	2,400.00	08/16/19	226,830
Royal Gold Inc.	Pershing LLC	685	USD	6,228,705	USD	90.00	06/21/19	321,041
Royal Gold Inc.	Pershing LLC	1,000	USD	9,093,000	USD	85.00	07/19/19	823,978
Royal Gold Inc.	Pershing LLC	975	USD	8,865,675	USD	87.50	08/16/19	713,565
Schlumberger Ltd.	Pershing LLC	740	USD	3,224,180	USD	45.00	06/21/19	108,323
Schlumberger Ltd.	Pershing LLC	590	USD	2,570,630	USD	47.00	07/19/19	67,673
Schlumberger Ltd.	Pershing LLC	620	USD	2,701,340	USD	41.50	08/16/19	249,937
Schlumberger Ltd.	Pershing LLC	260	USD	1,132,820	USD	45.00	08/16/19	57,401
Suncor Energy Inc.	Pershing LLC	565	USD	1,832,295	USD	30.00	06/21/19	165,990
Suncor Energy Inc.	Pershing LLC	575	USD	1,864,725	USD	33.00	07/19/19	77,083
Suncor Energy Inc.	Pershing LLC	560	USD	1,816,080	USD	34.00	09/20/19	71,284
TechnipFMC plc	Pershing LLC	500	USD	1,176,000	USD	25.00	07/19/19	56,008
TechnipFMC plc	Pershing LLC	500	USD	1,176,000	USD	25.00	10/18/19	86,596
The Williams Companies Inc.	Pershing LLC	750	USD	2,154,000	USD	27.00	06/21/19	156,589
The Williams Companies Inc.	Pershing LLC	750	USD	2,154,000	USD	29.50	07/19/19	66,101
The Williams Companies Inc.	Pershing LLC	830	USD	2,383,760	USD	28.00	08/16/19	154,262
TOTAL SA, ADR	Pershing LLC	1,005	USD	5,592,825	USD	57.50	05/17/19	67,199
TOTAL SA, ADR	Pershing LLC	905	USD	5,036,325	USD	57.50	06/21/19	73,807
TOTAL SA, ADR	Pershing LLC	1,000	USD	5,565,000	USD	57.50	08/16/19	138,366

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Valero Energy Corp.	Pershing LLC	340	USD	2,884,220	USD	85.00	06/21/19	$140,249
Valero Energy Corp.	Pershing LLC	320	USD	2,714,560	USD	87.50	06/21/19	94,534
Valero Energy Corp.	Pershing LLC	325	USD	2,756,975	USD	85.00	09/20/19	188,270
VanEck Vectors Gold Miners ETF	Pershing LLC	4,700	USD	10,537,400	USD	21.00	07/19/19	1,019,900
VanEck Vectors Gold Miners ETF	Pershing LLC	1,575	USD	3,531,150	USD	22.50	08/16/19	211,313
Wheaton Precious Metals Corp.	Pershing LLC	2,400	USD	5,716,800	USD	23.00	07/19/19	428,140
Wheaton Precious Metals Corp.	Pershing LLC	1,000	USD	2,382,000	USD	22.00	08/16/19	261,133
Wheaton Precious Metals Corp.	Pershing LLC	1,798	USD	4,282,836	USD	25.00	08/16/19	193,071
Wheaton Precious Metals Corp.	Pershing LLC	2,952	USD	7,031,664	USD	26.00	09/20/19	279,915

TOTAL OTC CALL OPTIONS WRITTEN								$26,528,006

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (2.4)%
Agnico Eagle Mines Ltd.		1,145	USD	4,980,750	USD	44.00	08/16/19	$332,050
Alacer Gold Corp.		80	CAD	29,040	CAD	2.50	05/17/19	6,884
Alacer Gold Corp.		5,500	CAD	1,996,500	CAD	4.00	07/19/19	133,760
Alamos Gold Inc.		13,000	USD	6,604,000	USD	5.00	06/21/19	650,000
Alamos Gold Inc.		13,000	USD	6,604,000	USD	5.00	09/20/19	845,000
AngloGold Ashanti Ltd., ADR		2,191	USD	2,870,210	USD	12.00	04/18/19	295,785
AngloGold Ashanti Ltd., ADR		2,300	USD	3,013,000	USD	12.00	07/19/19	385,250
Barrick Gold Corp.		10,000	USD	13,710,000	USD	13.00	07/19/19	1,360,000
Cabot Oil & Gas Corp.		700	USD	1,827,000	USD	24.00	04/18/19	155,750
Cimarex Energy Co.		130	USD	908,700	USD	75.00	06/21/19	33,800
Cimarex Energy Co.		60	USD	419,400	USD	75.00	12/20/19	38,700
Cimarex Energy Co.		60	USD	419,400	USD	80.00	12/20/19	28,500
Concho Resources Inc.		60	USD	665,760	USD	110.00	06/21/19	52,800
Concho Resources Inc.		175	USD	1,941,800	USD	120.00	06/21/19	68,075
Concho Resources Inc.		60	USD	665,760	USD	110.00	09/20/19	68,400
Concho Resources Inc.		160	USD	1,775,360	USD	115.00	09/20/19	144,800
Detour Gold Corp.		3,725	CAD	4,671,150	CAD	11.50	05/17/19	397,211
Detour Gold Corp.		4,594	CAD	5,760,876	CAD	13.00	07/19/19	283,612
Detour Gold Corp.		4,881	CAD	6,120,774	CAD	14.00	10/18/19	315,940
Devon Energy Corp.		100	USD	315,600	USD	30.00	07/19/19	36,900
Devon Energy Corp.		400	USD	1,262,400	USD	32.00	07/19/19	96,400
Devon Energy Corp.		500	USD	1,578,000	USD	31.00	10/18/19	192,500
Diamondback Energy Inc.		160	USD	1,624,480	USD	100.00	08/16/19	156,000

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Encana Ltd.	225	USD	434,943	USD	19.00	06/21/19	$111,139
Endeavour Mining Corp.	950	CAD	1,905,700	CAD	19.00	04/18/19	94,193
Endeavour Mining Corp.	890	CAD	1,785,340	CAD	22.00	07/19/19	44,955
Endeavour Mining Corp.	950	CAD	1,905,700	CAD	22.00	09/20/19	76,421
Endeavour Mining Corp.	830	CAD	1,664,980	CAD	22.00	10/18/19	93,164
EOG Resources Inc.	405	USD	3,854,790	USD	100.00	04/18/19	38,880
EOG Resources Inc.	400	USD	3,807,200	USD	95.00	06/21/19	236,000
EOG Resources Inc.	400	USD	3,807,200	USD	105.00	07/19/19	107,600
Fortuna Silver Mines Inc.	4,500	USD	1,507,500	USD	4.00	06/21/19	45,000
Goldcorp Inc.	2,893	USD	3,309,592	USD	9.00	04/18/19	723,250
Goldcorp Inc.	4,500	USD	5,148,000	USD	11.00	07/19/19	405,000
Goldcorp Inc.	3,055	USD	3,494,920	USD	11.00	10/18/19	346,742
Harmony Gold Mining Co. Ltd., ADR	8,400	USD	1,596,000	USD	2.00	08/16/19	168,000
Harmony Gold Mining Co. Ltd., ADR	9,500	USD	1,805,000	USD	2.00	11/15/19	237,500
Hess Corp.	160	USD	963,680	USD	60.00	08/16/19	87,600
Kirkland Lake Gold Ltd.	1,600	CAD	6,502,400	CAD	36.00	09/20/19	838,104
Kirkland Lake Gold Ltd.	1,500	CAD	6,096,000	CAD	48.00	10/18/19	218,880
MAG Silver Corp.	2,400	USD	2,558,400	USD	7.50	05/17/19	780,000
MAG Silver Corp.	2,410	USD	2,569,060	USD	10.00	08/16/19	355,475
Marathon Oil Corp.	985	USD	1,645,935	USD	18.00	04/18/19	8,865
OceanaGold Corp.	10,000	CAD	4,200,000	CAD	4.00	04/18/19	217,009
OceanaGold Corp.	4,000	CAD	1,680,000	CAD	5.00	04/18/19	5,986
OceanaGold Corp.	13,600	CAD	5,712,000	CAD	5.00	07/19/19	106,858
OceanaGold Corp.	14,000	CAD	5,880,000	CAD	4.50	09/20/19	314,289
Osisko Gold Royalties Ltd.	1,700	CAD	2,551,700	CAD	12.00	06/21/19	394,358
Osisko Gold Royalties Ltd.	3,600	CAD	5,403,600	CAD	13.00	07/19/19	606,129
Osisko Gold Royalties Ltd.	2,800	CAD	4,202,800	CAD	15.00	07/19/19	188,573
Osisko Gold Royalties Ltd.	2,500	CAD	3,752,500	CAD	15.00	10/18/19	219,815
Pan American Silver Corp.	1,000	USD	1,325,000	USD	15.00	10/18/19	83,000
Pioneer Natural Resources Co.	136	USD	2,071,008	USD	145.00	06/21/19	197,880
Pioneer Natural Resources Co.	125	USD	1,903,500	USD	165.00	06/21/19	64,250
Pioneer Natural Resources Co.	125	USD	1,903,500	USD	150.00	09/20/19	208,000
Pretium Resources Inc.	2,000	USD	1,712,000	USD	8.00	01/17/20	330,000
SEMAFO Inc.	8,500	CAD	3,153,500	CAD	3.50	07/19/19	302,129
Torex Gold Resources Inc.	300	CAD	504,600	CAD	12.00	04/18/19	110,001
Torex Gold Resources Inc.	1,700	CAD	2,859,400	CAD	17.00	04/18/19	69,967
Torex Gold Resources Inc.	2,300	CAD	3,868,600	CAD	15.00	07/19/19	460,396
Torex Gold Resources Inc.	2,300	CAD	3,868,600	CAD	15.00	09/20/19	512,029
VanEck Vectors Gold Miners ETF	1,558	USD	3,493,036	USD	21.00	06/21/19	302,252
VanEck Vectors Gold Miners ETF	3,300	USD	7,398,600	USD	22.00	06/21/19	432,300
VanEck Vectors Gold Miners ETF	1,560	USD	3,497,520	USD	24.00	06/21/19	76,440
VanEck Vectors Gold Miners ETF	2,200	USD	4,932,400	USD	22.00	08/16/19	387,200
VanEck Vectors Gold Miners ETF	2,000	USD	4,484,000	USD	24.00	08/16/19	168,000

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
VanEck Vectors Gold Miners ETF	4,700	USD	10,537,400	USD	22.50	09/20/19	$752,000
Wheaton Precious Metals Corp.	240	USD	571,680	USD	22.50	06/21/19	44,160

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$17,647,906

Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	1,600	USD	10,579,200	USD	60.00	03/29/19	$1,600
Energy Select Sector SPDR ETF	1,700	USD	11,240,400	USD	59.00	06/21/19	96,900
Energy Select Sector SPDR ETF	1,700	USD	11,240,400	USD	62.00	09/20/19	360,400
VanEck Vectors Gold Miners ETF	7,800	USD	17,487,600	USD	19.00	04/18/19	7,800
VanEck Vectors Gold Miners ETF	8,000	USD	17,936,000	USD	19.00	06/21/19	68,000
VanEck Vectors Gold Miners ETF	4,000	USD	8,968,000	USD	20.00	07/19/19	108,000
VanEck Vectors Gold Miners ETF	4,000	USD	8,968,000	USD	20.50	07/19/19	144,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$786,700

TOTAL OPTIONS WRITTEN							$44,962,612